BORROWINGS - Additional Information (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Mar. 31, 2025 EUR (€)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)
Disclosure of bank overdraft bonds and bank loans [line items]
Borrowings | £	£ 4,936				£ 4,328
USD Bonds Due September 2042
Disclosure of bank overdraft bonds and bank loans [line items]
Notional amount of hedged items | $		$ 93
Average interest rate	5.125%	5.125%	5.125%
USD Bonds Due November 2043
Disclosure of bank overdraft bonds and bank loans [line items]
Notional amount of hedged items | $		$ 220
Average interest rate	5.625%	5.625%	5.625%
Eurobonds Due September 2026
Disclosure of bank overdraft bonds and bank loans [line items]
Notional amount of hedged items			€ 750,000,000
Average interest rate	2.25%	2.25%	2.25%
Euro bonds Due May 2027
Disclosure of bank overdraft bonds and bank loans [line items]
Notional amount of hedged items			€ 750,000,000
Average interest rate	2.375%	2.375%	2.375%
Eurobonds Due May 2028
Disclosure of bank overdraft bonds and bank loans [line items]
Notional amount of hedged items			€ 550,000,000
Average interest rate	4.125%	4.125%	4.125%
Euro Bonds Due September 2029
Disclosure of bank overdraft bonds and bank loans [line items]
Notional amount of hedged items			€ 351,000,000
Average interest rate	3.625%	3.625%	3.625%
Eurobonds Due March 2030
Disclosure of bank overdraft bonds and bank loans [line items]
Notional amount of hedged items			€ 600,000,000
Average interest rate	1.625%	1.625%	1.625%
Eurobonds Due June2031
Disclosure of bank overdraft bonds and bank loans [line items]
Notional amount of hedged items			€ 1,000,000,000
Average interest rate	3.625%	3.625%	3.625%
Eurobonds Due September 2033
Disclosure of bank overdraft bonds and bank loans [line items]
Notional amount of hedged items			€ 500,000,000
Average interest rate	4.00%	4.00%	4.00%
Eurobonds Due March 2025
Disclosure of bank overdraft bonds and bank loans [line items]
Notional amount of hedged items				€ 500,000,000
Average interest rate				1.375%
Sterling bonds due May 2032
Disclosure of bank overdraft bonds and bank loans [line items]
Notional amount of hedged items | £	£ 250
Average interest rate	3.75%	3.75%	3.75%
Sterling Bonds Due September 2046
Disclosure of bank overdraft bonds and bank loans [line items]
Notional amount of hedged items | £	£ 380
Average interest rate	2.875%	2.875%	2.875%
US Revolving Credit Facilities March 2026
Disclosure of bank overdraft bonds and bank loans [line items]
Notional amount of hedged items | $		$ 2,500				$ 2,500
Borrowings term	5 years
US commercial paper
Disclosure of bank overdraft bonds and bank loans [line items]
Average interest rate	4.62%	4.62%	4.62%		5.36%	5.36%	5.36%
Borrowings			€ 0
US commercial paper | Weighted average
Disclosure of bank overdraft bonds and bank loans [line items]
Borrowings | $		$ 630				$ 194
Euro commercial paper
Disclosure of bank overdraft bonds and bank loans [line items]
Average interest rate	2.25%	2.25%	2.25%
Borrowings			€ 0
Euro commercial paper | Weighted average
Disclosure of bank overdraft bonds and bank loans [line items]
Borrowings			€ 298,000,000				€ 0
Corporate bond
Disclosure of bank overdraft bonds and bank loans [line items]
Fair value of corporate bonds | £	£ 4,595				£ 3,964